Document and Entity Information	Sep. 27, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	American Funds® Portfolio Series
Entity Central Index Key	0001537151
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2023
Document Effective Date	Sep. 27, 2023
Prospectus Date	Jan. 01, 2023
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus:
Trading Symbol	TAIAX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T
Prospectus:
Trading Symbol	TATAX